Events After the Reporting Period (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 LAK (₭) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Events After the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares	44,681
Gross proceeds	$ 14,969,074	$ 557,133		$ 2,452,227
Shares sold (in Shares) | shares	102,400	102,400	102,400
Common shares issued (in Shares) | shares	6,872,143
Accrued interest	$ 197,701
Shares stock option	425,000
Average exercise price (in Dollars per share) | $ / shares		$ 6.11
Cash	$ 7,493,424			2,512,012
Price per unit (in Dollars per share) | $ / shares		$ 0.6
Unit of common shares (in Shares) | shares	1
Ownership percentage	19.90%	19.90%	19.90%
Joint venture percentage	30.00%	30.00%	30.00%
Price per share (in Dollars per share) | $ / shares	$ 3.9
Shares loan (in Shares) | shares	200,000	200,000	200,000
Purchase price	$ 125,000
Market price (in Kips) | ₭			₭ 9,822,500
Goods sold	320,000
Market securities	3,046,787			$ 784,831
Loans received	200,000
Right-of-use assets [member]
Events After the Reporting Period (Details) [Line Items]
Market securities	$ 30,491,000
Brokers [Member]
Events After the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares	127,716
Gross proceeds	$ 411,979	$ 556,052
ATM Program [Member]
Events After the Reporting Period (Details) [Line Items]
Shares sold (in Shares) | shares	393,365	393,365	393,365
ATM Program [Member] | Top of range [member]
Events After the Reporting Period (Details) [Line Items]
Gross proceeds	$ 1,595,143
ATM Program [Member] | Bottom of range [member]
Events After the Reporting Period (Details) [Line Items]
Gross proceeds	412,782
Bureau of Land Management [Member]
Events After the Reporting Period (Details) [Line Items]
Cash	$ 85,500
Anfield [Member]
Events After the Reporting Period (Details) [Line Items]
Gross proceeds		$ 1,097,950
Shares sold (in Shares) | shares	15,000,000	15,000,000	15,000,000
Nuclear Fuels, Inc [Member]
Events After the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares	1,716,260
Joint Venture Arrangement [Member]
Events After the Reporting Period (Details) [Line Items]
Consideration amount	$ 60,000,000
Boss Energy’s [Member]
Events After the Reporting Period (Details) [Line Items]
Consideration amount	$ 10,000,000
Private Placement [Member]
Events After the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares	2,564,102
Warrants [member]
Events After the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares	5,451,669
Gross proceeds	$ 16,507,663	$ 22,280,554
Stock Option [Member]
Events After the Reporting Period (Details) [Line Items]
Shares issued (in Shares) | shares	697,754
Gross proceeds	$ 900,077	$ 1,214,843